Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

(21)RELATED PARTY TRANSACTIONS

Purchase of Online Education Platform Services from an Affiliate Company

The Company has subscribed services of online educational platform provided by an affiliate company, EEO Empower Education Online Co., Ltd. (“EEO”), to support its online delivery of credit hours and other relevant services from January to June 2020. Cost of revenues in the amount of RMB 115,968 was recognized for the services purchased during the period.

Amounts Due to a Related Party

The CEO, director and shareholder of the Group, Mr. Xiaofeng Ma has offered interest-free personal funding support  of RMB 431,000 and RMB 200,000 to Muhua Shangce, the majority owned subsidiary of the Group, on March 5 and March 30, 2020 respectively, to support its operational cash needs during COVID-19, which became due in September 2020 and was extended for one year to September 2021. As of December 31, 2020, the outstanding balance was RMB 631,000.

Joint Liability Guarantee provided by a Related Party

Muhua Shangce has borrowed RMB 3.0 million from a third-party company at an annual interest rate of 4.35% in April 2020, for which the Group’s CEO and Director, Mr. Xiaofeng Ma, has provided a joint liability guarantee.

Amounts Due to a Company Controlled by a Related Party

In November 2020, a partnership controlled by the Group’s CEO and Director, Mr. Xiaofeng Ma provided a ten-month interest-free loan of RMB 500,000 to Muhua Shangce. As of December 31, 2020, the outstanding balance was RMB 500,000.

Expenses paid to a Related Company on Behalf of Huanqiuyimeng

From January 1, 2020 to May 14, 2020, before Shanghai Aixue Culture Communication Co., Ltd. (“Shanghai Aixue”) became a wholly owned subsidiary of the Company, Huanqiuyimeng prepaid RMB 672,254 to Shanghai Aixue, a company previously owned by president Mr. Jun Zhang and one of the employees, and Shanghai Aixue paid a total amount of RMB 483,902 of Huanqiuyimeng’s operating expenses on behalf of Huanqiuyimeng.

From the Acquisition Date to December 31, 2019, Huanqiuyimeng prepaid RMB 1,038,494 to Shanghai Aixue, and Shanghai Aixue paid a total amount of RMB 1,037,126 of Huanqiuyimeng’s operating expenses on behalf of Huanqiuyimeng. As of December 31, 2019, the outstanding balance was RMB 1,368 due from Shanghai Aixue, which is unsecured, interest free and repayable on demand.

Loan Facility

In June 2018, the prior president and director of ATA Creativity Global, Jack Huang, entered into a three-year Commercial Loan Facility (the “Facility”) with China Minsheng Bank Beijing Branch to borrow up to RMB 15,000,000 to support the working capital of ATA Education. The Facility is pledged by the real estate property of Gongyuan 16th floor owned by ATA Education, pursuant to which a corresponding three-year pledge agreement has been entered into between ATA Education and China Minsheng Bank Beijing Branch. Jack Huang and ATA Education also signed an agreement, pursuant to which all drawdowns received from China Minsheng Bank should be transferred to ATA Education and the interests of these drawdowns will be fully paid by ATA Education. ATA Education shall pay interest at 6.525% per annum on the commencement date for each drawdown. The interest rate is subject to potential adjustment based on premium interest rate stipulated by the People’s Bank of China. In June and July 2018, ATA Education has received a total of RMB 15,000,000 drawdowns and this loan has been fully paid back on October 15, 2018. The interest expenses incurred and paid by ATA Education for the year ended December 31, 2018 was RMB 249,683. On April 12, 2019, the real estate property of Gongyuan 16th floor was released from pledge and the Facility was terminated correspondingly.

Disposal of ATA Online to entities controlled by Management

On August 16, 2018, ACG completed the ATA Online Sale Transaction, among which, 67.5% of the equity interest of ATA Online was transferred to the entity controlled by ACG’s Chairman and Chief Executive Officer Mr. Xiaofeng Ma and the companies controlled by certain management members of ATA Online. See note 1 and note 25.